Fair Value Measurements and Financial Instruments - Schedule of Estimated Fair Value of Partnership's Financial Instruments on Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and restricted cash – current	$ 187,968	$ 184,394	$ 265,946	$ 142,057
Vessels and equipment, including vessels related to finance leases, operating lease right-of-use assets and advances on newbuilding contracts	731,318	932,414
Long-term debt	1,059,539	1,068,022
Finance lease, liability	1,727,553	1,661,992
Malt Joint Venture
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments in and advances to equity-accounted joint ventures, net (notes 3b and 7)	314,332	292,545
Derivative
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Restricted cash - current and - long-term	19,500	3,000
Carrying Amount Asset (Liability)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments in and advances to equity-accounted joint ventures, net (notes 3b and 7)	99,806	93,986
Carrying Amount Asset (Liability) | Level 1 | Public
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	174,720	194,587
Carrying Amount Asset (Liability) | Level 1 | Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and restricted cash – current	187,968	184,394
Carrying Amount Asset (Liability) | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Finance lease, liability	1,727,553	1,661,992
Carrying Amount Asset (Liability) | Level 2 | Non-public
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	884,819	873,435
Carrying Amount Asset (Liability) | Level 2 | Recurring | Interest Rate Swap [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements – assets	88,025	55,582
Derivative Liability	0	156
Carrying Amount Asset (Liability) | Level 2 | Recurring | Cross-Currency Interest Rate Contract
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Asset at Fair Value	937	4,634
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Liability at Fair Value	47,037	23,680
Carrying Amount Asset (Liability) | Level 2 | Recurring | Foreign Exchange Contract
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Foreign Currency Contract, Asset, Fair Value Disclosure	0	221
Foreign Currency Contracts, Liability, Fair Value Disclosure	(527)	0
Carrying Amount Asset (Liability) | Level 2 | Fair Value, Nonrecurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets Held-for-sale, Not Part of Disposal Group, Current	0	22,323
Carrying Amount Asset (Liability) | Level 2 | Fair Value, Nonrecurring | LPG Carriers [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Property, Plant, and Equipment, Fair Value Disclosure	0	2,000
Carrying Amount Asset (Liability) | Fair Value, Inputs, Level 3 [Member] | Fair Value, Nonrecurring | Steam LNG carriers
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Property, Plant, and Equipment, Fair Value Disclosure	294,631	0
Fair Value Asset (Liability)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Property, Plant, and Equipment, Fair Value Disclosure			$ 15,100
Fair Value Asset (Liability) | Level 1 | Public
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	180,334	203,226
Fair Value Asset (Liability) | Level 1 | Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and restricted cash – current	187,968	184,394
Fair Value Asset (Liability) | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Finance lease, liability	1,715,651	1,652,621
Fair Value Asset (Liability) | Level 2 | Non-public
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	886,224	875,260
Fair Value Asset (Liability) | Level 2 | Recurring | Interest Rate Swap [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements – assets	88,025	55,582
Derivative Liability	0	156
Fair Value Asset (Liability) | Level 2 | Recurring | Cross-Currency Interest Rate Contract
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Asset at Fair Value	937	4,634
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Liability at Fair Value	47,037	23,680
Fair Value Asset (Liability) | Level 2 | Recurring | Foreign Exchange Contract
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Foreign Currency Contract, Asset, Fair Value Disclosure	0	221
Foreign Currency Contracts, Liability, Fair Value Disclosure	(527)	0
Fair Value Asset (Liability) | Level 2 | Fair Value, Nonrecurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets Held-for-sale, Not Part of Disposal Group, Current	0	22,323
Fair Value Asset (Liability) | Level 2 | Fair Value, Nonrecurring | LPG Carriers [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Property, Plant, and Equipment, Fair Value Disclosure	0	2,000
Fair Value Asset (Liability) | Fair Value, Inputs, Level 3 [Member] | Fair Value, Nonrecurring | Steam LNG carriers
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Property, Plant, and Equipment, Fair Value Disclosure	$ 294,631	$ 0